UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2013

Semi-Annual Repor t

Western Asset

Tax Free Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Tax Free Reserves

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Tax Free Reserves for the six-month reporting period ended February 28, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2013

Western Asset Tax Free Reserves	III

Investment commentary

Economic review

While the U.S. economy continued to grow over the six months ended February 28, 2013 (the “reporting period”), it did so at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% in the second quarter of 2012. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, this was a temporary uptick, as the Commerce Department reported that fourth quarter GDP growth was a weak 0.4%. Decelerating growth was largely driven by a reversal of the above factors, as private inventory investment and federal government spending weakened.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 8.1%. After falling to 7.8% in September 2012 the unemployment rate fluctuated between 7.8% and 7.9% over the next four months. While unemployment fell to 7.7% in February 2013, the lowest rate since December 2008, it was still high by historical standards. The number of longer-term unemployed continued to be a headwind for the economy, as roughly 40% of the 12 million people without a job have been out of work for more than six months.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales rose 0.8% on a seasonally adjusted basis in February 2013 versus the previous month and they were 10.2% higher than in February 2012. In addition, the NAR reported that the median existing-home price for all housing types was $173,600 in February 2013, up 11.6% from February 2012. This marked the twelfth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose in February to a 4.7 month supply at the current sales pace, it was 19.2% lower than in February 2012.

The manufacturing sector appeared to overcome a soft patch that occurred in the summer of 2012, only to experience another setback in November 2012. However, it then improved later in the period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, after expanding 34 consecutive months, the PMI fell to 49.7 in June 2012, prior to the beginning of the reporting period. This represented the first contraction in the manufacturing sector since July 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Manufacturing continued to contract in July and August before ticking up to 51.5 in September and 51.7 in October. The PMI fell back to contraction territory with a reading of 49.5 in November, its lowest level since July 2009. However, manufacturing again expanded over the next three months, with the PMI increasing to 54.2 in February 2013, its best reading since June 2011.

IV	Western Asset Tax Free Reserves

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its June 2012 meeting, prior to the beginning of the reporting period, the Fed announced that it would continue its program of purchasing longer-term Treasury securities and selling an equal amount of shorter-term Treasury securities (often referred to as “Operation Twist”) until the end of 2012. In September, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities (“MBS”) on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. At its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency MBS, as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” As expected, at its meeting in March 2013, after the reporting period ended, the Fed said it would continue its asset purchase program. It also stated that “When the Committee decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2013?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.22%, its low over the six months ended February 28, 2013. It rose as high as 0.32% on October 22 and ended the period at 0.25%. The yield on the ten-year Treasury began the period at 1.57%, its low over the six-month reporting period. Ten-year Treasuries peaked at 2.05% on February 13 and ended the period at 1.89%.

Q. What factors impacted money market yields during the reporting period?

A. With the Fed keeping the federal funds rate at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the six months ended February 28, 2013.

Performance review

As of February 28, 2013, the seven-day current yield for Class N shares of Western Asset Tax Free Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Tax Free Reserves	V

The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies as the Fund.

Western Asset Tax Free Reserves Yields as of February 28, 2013 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%
Class B	0.01%	0.01%
Class C	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.66%; the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.49%; and the seven-day current yield and the seven-day effective yield for Class B shares would have been -1.28%; and the seven-day current yield and the seven-day effective yield for Class C shares would have been -1.34%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2013

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Western Asset Tax Free Reserves

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2013 and August 31, 2012. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2012 and held for the six months ended February 28, 2013, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]								Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[6]
Class N	0.00%[5]		$1,000.00	$1,000.00	0.20%	$0.99	[6]	Class N	5.00%	$1,000.00	$1,023.80	0.20%	$1.00
Class A	0.00	[5]	1,000.00	1,000.00	0.19	0.94	[6]	Class A	5.00	1,000.00	1,023.85	0.19	0.95
Class B	0.01		1,000.00	1,000.10	0.19	0.94	[6]	Class B	5.00	1,000.00	1,023.85	0.19	0.95
Class C7	0.00	[5]	1,000.00	1,000.00	0.17	0.46	[8]	Class C	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended February 28, 2013, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[5]	Amount represents less than 0.005%.

[6]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[7]	For the period November 23, 2012 (inception date) to February 28, 2013.

[8]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (98), then divided by 365.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investment in Tax Free Reserves Portfolio, at value	$245,881,143
Receivable from investment manager	45,918
Receivable for Fund shares sold	40,222
Prepaid expenses	45,580
Total Assets	246,012,863

Liabilities:
Service and/or distribution fees payable	26,759
Payable for Fund shares repurchased	2,122
Distributions payable	1,432
Accrued expenses	54,248
Total Liabilities	84,561
Total Net Assets	$245,928,302

Net Assets:
Par value (Note 5)	$2,460
Paid-in capital in excess of par value	245,992,789
Overdistributed net investment income	(38,114)
Accumulated net realized loss on investments	(28,833)
Total Net Assets	$245,928,302

Shares Outstanding:
Class N	62,369,788
Class A	183,249,493
Class B	179,032
Class C	152,946

Net Asset Value:
Class N	$1.00
Class A	$1.00
Class B	$1.00
Class C	$1.00

See Notes to Financial Statements.

4	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Income from Tax Free Reserves Portfolio	$290,768
Allocated expenses from Tax Free Reserves Portfolio	(253,255)
Allocated waiver from Tax Free Reserves Portfolio	45,231
Total Investment Income	82,744

Expenses:
Investment management fee (Note 2)	429,119
Service and/or distribution fees (Notes 2 and 3)	226,540
Registration fees	37,341
Litigation fees (Notes 2 and 7)	33,692
Transfer agent fees (Note 3)	24,014
Legal fees	22,705
Shareholder reports	20,631
Audit and tax	12,427
Insurance	4,597
Fund accounting fees	3,094
Trustees’ fees	2,879
Miscellaneous expenses	2,907
Total Expenses	819,946
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(751,546)
Net Expenses	68,400
Net Investment Income	14,344
Net Realized Gain on Investments from Tax Free Reserves Portfolio	9,323
Increase in Net Assets from Operations	$23,667

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2013 (unaudited) and the Year Ended August 31, 2012	2013	2012

Operations:
Net investment income	$14,344	$40,492
Net realized gain (loss)	9,323	(8,559)
Increase in Net Assets From Operations	23,667	31,933

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(14,308)	(40,492)
Decrease in Net Assets From Distributions to Shareholders	(14,308)	(40,492)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	264,171,792	733,586,254
Reinvestment of distributions	3,971	6,079
Cost of shares repurchased	(432,264,734)	(672,605,644)
Increase (Decrease) in Net Assets From Fund Share Transactions	(168,088,971)	60,986,689
Increase (Decrease) in Net Assets	(168,079,612)	60,978,130

Net Assets:
Beginning of period	414,007,914	353,029,784
End of period*	$245,928,302	$414,007,914
* Includes overdistributed net investment income of:	$(38,114)	$(38,150)

See Notes to Financial Statements.

6	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares	2013[1,2]		2012		2011		2010		2009	2008

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.000	[3]	0.000	[3]	0.007	0.020
Net realized gain (loss)[3]	0.000		(0.000)		0.000		0.000		(0.000)	0.000
Total income from operations	0.000	[3]	0.000	[3]	0.000	[3]	0.000	[3]	0.007	0.020

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.007)	(0.020)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.007)	(0.020)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total return[4]	0.00%[5]		0.01%		0.01%		0.01%		0.72%	2.03%

Net assets, end of period (000s)	$62,356		$262,652		$229,372		$192,418		$232,108	$405,696

Ratios to average net assets:
Gross expenses[6,7]	0.84%[8]		0.79%		0.80%		0.82%[9]		0.83%[9]	0.76%
Net expenses[6,10,11]	0.20	[8,12]	0.25	[12]	0.37	[12]	0.32	[9,12]	0.65 [9,12]	0.65
Net investment income	0.01	[8]	0.01		0.01		0.01		0.78	2.00

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2013 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.81%, 0.78%, 0.79%, 0.79%, 0.82% and 0.76% for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

[8]	Annualized.

[9]

Included in the expense ratios is the Treasury Guaranty Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.81% and 0.31%, respectively, for the year ended August 31, 2010 and the gross and net expense ratios would have been 0.79% and 0.61%, respectively, for the year ended August 31, 2009.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.65%.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	7

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares	2013[1,2]		2012	2011	2010[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000		0.000	0.000	0.000
Net realized gain (loss)[4]	0.000		(0.000)	0.000	0.000
Total income from operations[4]	0.000		0.000	0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)		(0.000)	(0.000)	(0.000)
Total distributions[4]	(0.000)		(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000
Total return[5]	0.00%[6]		0.01%	0.01%	0.00%[6]

Net assets, end of period (000s)	$183,240		$151,219	$123,474	$75

Ratios to average net assets:
Gross expenses[7]	0.69%[8,9]		0.65%[9]	0.63%	0.69%[8]
Net expenses[7,10,11,12]	0.19	[8]	0.25	0.33	0.38	[8]
Net investment income	0.01	[8]	0.01	0.01	0.02	[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2013 (unaudited).

[3]	For the period August 17, 2010 (inception date) to August 31, 2010.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[8]	Annualized.

[9]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.67% and 0.64% for the six months ended February 28, 2013 and the year ended August 31, 2012.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

8	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares	2013[1,2]		2012	2011	2010[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000		0.000	0.000	0.000
Net realized gain (loss)[4]	0.000		(0.000)	0.000	0.000
Total income from operations[4]	0.000		0.000	0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)		(0.000)	(0.000)	(0.000)
Total distributions[4]	(0.000)		(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000
Total return[5]	0.01%		0.01%	0.01%	0.00%[6]

Net assets, end of period (000s)	$179		$137	$184	$47

Ratios to average net assets:
Gross expenses[7]	1.61%[8,9]		1.61%[9]	1.42%	1.09%[8]
Net expenses[7],10,11,12	0.19	[8]	0.25	0.37	0.39	[8]
Net investment income	0.01	[8]	0.01	0.01	0.01	[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2013 (unaudited).

[3]	For the period August 19, 2010 (inception date) to August 31, 2010.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[8]	Annualized.

[9]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.58% and 1.60% for the six months ended February 28, 2013 and the year ended August 31, 2012.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	9

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2013[2]

Net asset value, beginning of period	$1.000

Income from operations:
Net investment income[3]	0.000
Net realized gain[3]	0.000
Total income from operations[3]	0.000

Less distributions from:
Net investment income[3]	(0.000)
Total distributions[3]	(0.000)

Net asset value, end of period	$1.000
Total return[4,5]	0.00%

Net assets, end of period (000s)	$153

Ratios to average net assets:
Gross expenses[6,7,8]	1.32%
Net expenses[6,7,9,10,11]	0.17
Net investment income[7]	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 23, 2012 (inception date) to February 28, 2013 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	Annualized.

[8]	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.27% for the period ended February 28, 2013.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

10	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (20.9% at February 28, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolios’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable

Western Asset Tax Free Reserves 2013 Semi-Annual Report	11

interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

12	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund and the Portfolio each pay an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total
First $1 billion	0.150%	0.300%	0.450%
Next $1 billion	0.150	0.275	0.425
Next $3 billion	0.150	0.250	0.400
Next $5 billion	0.150	0.225	0.375
Over $10 billion	0.150	0.200	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N, Class A, Class B and Class C shares did not exceed 0.75%, 0.60%, 1.10% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $717,854. In addition, during the period ended February 28, 2013, the Fund was reimbursed for litigation fees amounting to $33,692, as described in Note 7.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of

Western Asset Tax Free Reserves 2013 Semi-Annual Report	13

the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund pays a service and/or distribution fee with respect to its Class N, Class A, Class B and Class C shares calculated at the annual rate not to exceed 0.25%, 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2013, class specific expenses were as follows

	Service and/or Distribution Fees	Transfer Agent Fees
Class N	$138,102	$9,827
Class A	87,643	13,600
Class B	413	434
Class C1	382	153
Total	$226,540	$24,014

[1]	For the period November 23, 2012 (inception date) to February 28, 2013.

For the six months ended February 28, 2013, waivers and/or reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$334,398
Class A	415,167
Class B	1,144
Class C1	837
Total	$751,546

[1]	For the period November 23, 2012 (inception date) to February 28, 2013.

4. Distributions to shareholders by class

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Net Investment Income:
Class N	$5,505	$26,385
Class A	8,786	14,090
Class B	9	17
Class C1	8	—
Total	$14,308	$40,492

[1]	For the period November 23, 2012 (inception date) to February 28, 2013.

14	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At February 28, 2013, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Class N
Shares sold	85,509,334	463,621,254
Shares issued on reinvestment	1,990	4,805
Shares repurchased	(285,813,187)	(430,350,447)
Net increase (decrease)	(200,301,863)	33,275,612

Class A
Shares sold	177,223,954	269,907,329
Shares issued on reinvestment	1,964	1,257
Shares repurchased	(145,208,061)	(242,150,376)
Net increase	32,017,857	27,758,210

Class B
Shares sold	88,782	57,671
Shares issued on reinvestment	9	17
Shares repurchased	(46,702)	(104,821)
Net increase (decrease)	42,089	(47,133)

Class C1
Shares sold	1,349,722	—
Shares issued on reinvestment	8	—
Shares repurchased	(1,196,784)	—
Net increase	152,946	—

[1]	For the period November 23, 2012 (inception date) to February 28, 2013.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

Western Asset Tax Free Reserves 2013 Semi-Annual Report	15

6. Capital loss carryforward

As of August 31, 2012, the Fund had a net capital loss carryforward of:

Date of Expiration	Amount
No Expiration	$(8,559)	*
8/31/2013	(9,347)
8/31/2014	(226)
8/31/2017	(19,297)
8/31/2018	(727)
	$(38,156)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

7. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s

16	Western Asset Tax Free Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset Tax Free Reserves	17

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Tax Free Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Tax Free Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

18	Western Asset Tax Free Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2012 was at the median and the Fund’s performance for the 3-, 5- and 10-year periods ended June 30, 2012 was below the median. The Board

Western Asset Tax Free Reserves	19

noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that it will continue to evaluate the Fund’s performance and any actions taken by the Manager and the Subadviser to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2014.

20	Western Asset Tax Free Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason Partners complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that although the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee and Actual Management Fee were below the median of its expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	21

Schedule of investments (unaudited)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.4%
Alabama — 2.4%
Huntsville, AL, Health Care Authority, TECP	0.140%	4/2/13	$18,000,000	$18,000,000
Huntsville, AL, Health Care Authority, TECP	0.140%	4/3/13	9,925,000	9,925,000
Total Alabama				27,925,000
Arizona — 0.3%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.260%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.260%	6/1/31	2,070,000	2,070,000	(a)(b)(c)
Total Arizona				3,255,000
California — 9.1%
ABAG Finance Authority for Nonprofit Corp., CA, Multi-Family Revenue, Reardon Heights Apartments LP, FNMA, LIQ-FNMA	0.140%	5/15/38	500,000	500,000	(a)(b)(c)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.050%	11/15/35	1,500,000	1,500,000	(a)(b)
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.070%	8/1/38	2,400,000	2,400,000	(a)(b)
Pathways Home Health Hospice, LOC-U.S. Bank	0.110%	10/1/34	4,060,000	4,060,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.130%	10/1/25	1,600,000	1,600,000	(a)(b)(c)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.070%	6/1/37	4,250,000	4,250,000	(a)(b)
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.070%	7/1/38	900,000	900,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.070%	9/1/38	1,000,000	1,000,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.120%	7/1/16	100,000	100,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Wells Fargo Bank N.A.	0.070%	9/1/34	2,425,000	2,425,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.120%	12/1/35	600,000	600,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.050%	12/1/16	3,595,000	3,595,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.070%	12/1/16	800,000	800,000	(a)(b)

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California MFA Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.050%	11/1/35	$6,700,000	$6,700,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.160%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.160%	5/1/21	5,300,000	5,300,000	(a)(b)(c)
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.180%	8/1/41	4,645,000	4,645,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.160%	10/1/38	745,000	745,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.180%	11/1/41	970,000	970,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.180%	3/1/26	445,000	445,000	(a)(b)(c)
Zero Waste Energy Development Co. LLC Project, LOC-Comerica Bank	0.180%	6/1/42	1,475,000	1,475,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.070%	5/1/33	1,725,000	1,725,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.100%	4/1/36	7,500,000	7,500,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	13,800,000	13,800,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	10,605,000	10,605,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.070%	4/1/33	250,000	250,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.080%	6/1/27	6,080,000	6,080,000	(a)(b)
California Statewide CDA, MFH Revenue, David Avenue Apartments, FHLMC, LIQ-FHLMC	0.110%	12/1/42	1,000,000	1,000,000	(a)(b)(c)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.080%	7/1/35	2,900,000	2,900,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.060%	7/1/35	5,400,000	5,400,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	4,600,000	4,615,577
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.140%	2/15/31	7,910,000	7,910,000	(a)(b)(c)
Total California				106,695,577
Colorado — 2.3%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.110%	7/1/36	100,000	100,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	23

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.130%	7/1/27	$393,000	$393,000	(a)(b)
Colorado HFA Revenue:
Multi-Family, SPA-FHLB	0.120%	4/1/43	7,270,000	7,270,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.150%	4/1/45	4,785,000	4,785,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.260%	7/1/28	800,000	800,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.160%	10/1/21	5,560,000	5,560,000	(a)(b)(c)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.260%	6/1/33	3,430,000	3,430,000	(a)(b)(c)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.100%	11/15/41	4,775,000	4,775,000	(a)(b)
Total Colorado				27,113,000
Connecticut — 1.4%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.100%	12/1/39	3,000,000	3,000,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.100%	7/1/30	300,000	300,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.100%	7/1/38	765,000	765,000	(a)(b)
Wesleyan University	0.080%	7/1/40	1,500,000	1,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.100%	7/1/30	905,000	905,000	(a)(b)
Yale University	0.070%	7/1/35	2,790,000	2,790,000	(a)(b)
Yale University	0.070%	7/1/36	1,915,000	1,915,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.140%	5/15/31	2,200,000	2,200,000	(a)(b)(c)
Killingly, CT, GO, BAN	1.500%	5/1/13	2,200,000	2,204,509
Salem, CT, GO, BAN	1.000%	7/9/13	650,000	650,919
Total Connecticut				16,230,428
District of Columbia — 0.8%
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.130%	11/1/38	3,610,000	3,610,000	(a)(b)
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.130%	12/1/37	1,635,000	1,635,000	(a)(b)
American University, LOC-JPMorgan Chase	0.110%	10/1/38	2,400,000	2,400,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.120%	2/1/48	1,175,000	1,175,000	(a)(b)
Total District of Columbia				8,820,000

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — 6.9%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.130%	6/1/48	$10,800,000	$10,800,000	(a)(b)(c)
Florida State Board of Education Public Education, GO:
Capital Outlay	5.000%	6/1/13	600,000	607,198
Capital Outlay	5.000%	6/1/13	600,000	607,154
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.110%	3/1/38	6,285,000	6,285,000	(a)(b)
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	1,000,000	1,016,762
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.110%	10/1/42	5,200,000	5,200,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	0.090%	11/15/34	2,000,000	2,000,000	(a)(b)
Adventist Health Systems	0.080%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health Systems	0.070%	11/15/33	7,600,000	7,600,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.100%	7/1/30	6,500,000	6,500,000	(a)(b)
Manatee County, FL, Revenue, Refunding & Improvement	2.000%	10/1/13	125,000	126,208	(d)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.110%	10/15/32	1,180,000	1,180,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.100%	11/15/32	1,215,000	1,215,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.120%	8/1/34	2,600,000	2,600,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.160%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.110%	10/1/48	6,500,000	6,500,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.090%	1/15/27	7,100,000	7,100,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.090%	6/1/25	3,435,000	3,435,000	(a)(b)
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.110%	1/1/37	6,400,000	6,400,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.090%	7/1/37	1,345,000	1,345,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	25

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.130%	10/15/42	$2,690,000	$2,690,000	(a)(b)(c)
Total Florida				81,707,322
Georgia — 5.9%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.190%	1/1/27	2,930,000	2,930,000	(a)(b)(c)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.130%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.260%	4/1/32	4,300,000	4,300,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.130%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.160%	12/1/27	3,400,000	3,400,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.100%	8/1/22	4,865,000	4,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.120%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.100%	9/1/35	3,325,000	3,325,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	400,000	400,000
Georgia State, GO	5.000%	7/1/13	950,000	965,125
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.190%	11/1/20	6,000,000	6,000,000	(a)(b)(c)
Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc., LOC-FHLB & SunTrust Bank	0.100%	7/1/36	4,325,000	4,325,000	(a)(b)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.160%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.130%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.100%	1/1/48	5,300,000	5,300,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.120%	5/1/32	630,000	630,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.190%	8/1/21	5,375,000	5,375,000	(a)(b)(c)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.120%	11/1/23	$930,000	$930,000	(a)(b)
Total Georgia				69,875,125
Illinois — 6.5%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.150%	1/1/27	2,425,000	2,425,000	(a)(b)
Chicago, IL, Midway Airport Revenue:
LOC-Bank of Montreal	0.130%	1/1/35	5,395,000	5,395,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.130%	1/1/35	200,000	200,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.220%	10/1/34	2,450,000	2,450,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.130%	1/1/19	18,465,000	18,465,000	(a)(b)
Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.110%	5/1/31	8,000,000	8,000,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.240%	12/1/35	3,695,000	3,695,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.110%	4/1/31	3,000,000	3,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Carle Foundation Hospital, LOC-JPMorgan Chase	0.110%	2/15/33	1,000,000	1,000,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.110%	7/1/35	4,000,000	4,000,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.110%	8/15/44	2,300,000	2,300,000	(a)(b)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.110%	8/1/43	3,900,000	3,900,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.130%	10/1/39	3,325,000	3,325,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	1,275,000	1,281,342
Lake County, IL, MFH Revenue, Rosewood Apartments Project, LIQ-FHLMC	0.130%	11/1/34	1,870,000	1,870,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.110%	6/1/36	160,000	160,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.130%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.100%	10/1/36	2,300,000	2,300,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	27

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
University of Illinois, COP, PART, SPA-Bank of America	0.120%	8/15/21	$10,000,000	$10,000,000	(a)(b)
Total Illinois				76,666,342
Indiana — 1.6%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.220%	7/1/31	3,110,000	3,110,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.110%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Health System Revenue, Sisters of St. Francis, LOC-Wells Fargo Bank N.A.	0.090%	11/1/37	500,000	500,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.090%	2/1/35	1,000,000	1,000,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.110%	2/1/37	500,000	500,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.120%	2/1/37	5,000,000	5,000,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.090%	10/1/40	4,070,000	4,070,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.100%	4/15/39	300,000	300,000	(a)(b)
Total Indiana				18,580,000
Iowa — 2.3%
Cedar Rapids, IA, GO	2.000%	6/1/13	250,000	251,098
Cedar Rapids, IA, GO	4.250%	6/1/13	800,000	808,046
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.130%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Wells Fargo Bank	0.120%	8/1/37	8,970,000	8,970,000	(a)(b)(c)
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.110%	2/15/35	7,905,000	7,905,000	(a)(b)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.110%	2/15/35	300,000	300,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.260%	6/1/32	1,905,000	1,905,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.140%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.130%	4/1/35	320,000	320,000	(a)(b)
Total Iowa				27,559,144

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.7%
Topeka, KS, GO, Notes	1.000%	10/1/13	$8,405,000	$8,410,351
Kentucky — 2.6%
Berea, KY, Educational Facilities Revenue	0.120%	6/1/29	2,175,000	2,175,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.120%	6/1/32	6,900,000	6,900,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.190%	5/1/27	5,230,000	5,230,000	(a)(b)(c)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.110%	2/1/32	645,000	645,000	(a)(b)
Christian County, KY, Association of Counties Leasing Trust, Lease Program, LOC-U.S. Bank N.A	0.110%	4/1/37	815,000	815,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Baptist Healthcare System, LOC-Branch Banking & Trust	0.110%	8/15/38	2,700,000	2,700,000	(a)(b)
Baptist Healthcare System, LOC-JPMorgan Chase	0.120%	8/15/38	1,565,000	1,565,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.110%	3/1/36	6,915,000	6,915,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.110%	12/1/38	2,460,000	2,460,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.110%	7/1/38	1,500,000	1,500,000	(a)(b)
Total Kentucky				30,905,000
Louisiana — 1.8%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.120%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.110%	9/2/33	2,360,000	2,360,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.110%	9/2/39	2,545,000	2,545,000	(a)(b)
St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project	0.100%	11/1/21	1,100,000	1,100,000	(a)(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.120%	12/1/40	10,000,000	10,000,000	(a)(b)
Total Louisiana				21,305,000
Maryland — 2.3%
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.120%	7/1/26	2,650,000	2,650,000	(a)(b)
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.110%	9/1/43	12,400,000	12,400,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	29

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Health & Higher EFA Revenue, Howard County General Hospital, LOC-PNC Bank N.A.	0.110%	7/1/46	$2,600,000	$2,600,000	(a)(b)
Maryland State, GO, State and Local Facilities Loan	5.000%	8/1/13	125,000	127,460
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:
Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.100%	7/1/36	1,850,000	1,850,000	(a)(b)
Housing Development, GNMA, FNMA, FHLMC, LOC-TD Bank N.A.	0.100%	1/1/49	6,925,000	6,925,000	(a)(b)
Total Maryland				26,552,460
Massachusetts — 2.8%
Arlington, MA, GO, BAN	1.000%	11/15/13	1,600,000	1,608,379
Lawrence, MA, GO, BAN	1.000%	12/1/13	1,400,000	1,403,553
Massachusetts State DFA Revenue:
Boston University, LOC-Bank of Nova Scotia	0.090%	10/1/42	6,100,000	6,100,000	(a)(b)
Phillips Academy	5.000%	9/1/13	300,000	307,001
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.110%	10/1/33	940,000	940,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.130%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.110%	7/1/44	790,000	790,000	(a)(b)
Harvard University	0.070%	11/1/49	15,370,000	15,370,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.090%	12/1/24	4,000,000	4,000,000	(a)(b)
Total Massachusetts				33,118,933
Michigan — 0.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.110%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan, SPA-Northern Trust Co.	0.100%	4/1/42	275,000	275,000	(a)(b)
Total Michigan				3,275,000
Minnesota — 0.1%
University of Minnesota, MN	5.000%	12/1/13	320,000	331,048
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	385,000	390,944
Total Minnesota				721,992
Missouri — 4.6%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.120%	6/1/37	15,000,000	15,000,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State HEFA Revenue:
BJC Health Systems	0.080%	5/15/38	$24,400,000	$24,400,000	(a)(b)
BJC Health Systems, SPA-U.S. Bank N.A.	0.100%	5/15/38	800,000	800,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.100%	10/1/35	300,000	300,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.160%	9/1/26	1,865,000	1,865,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.140%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.330%	12/1/28	6,975,000	6,975,000	(a)(b)(c)
Total Missouri				53,590,000
Montana — 0.9%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.120%	12/1/35	11,010,000	11,010,000	(a)(b)
Nevada — 1.0%
Clark County, NV, Airport Revenue:
LOC-Royal Bank of Canada	0.120%	7/1/22	10,000,000	10,000,000	(a)(b)(c)
LOC-State Street Bank & Trust Co.	0.160%	7/1/22	2,000,000	2,000,000	(a)(b)(c)
Total Nevada				12,000,000
New Hampshire — 0.5%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.100%	12/1/36	1,810,000	1,810,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.100%	7/1/33	4,000,000	4,000,000	(a)(b)
Total New Hampshire				5,810,000
New Jersey — 2.7%
Bergen County, NJ, GO, County College	1.000%	6/15/13	400,000	400,694
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	2,365,000	2,369,129
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	200,000	200,978	(d)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Bank N.A.	0.090%	1/1/26	7,200,000	7,200,000	(a)(b)
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	960,000	964,590
Garfield, NJ, GO, BAN	1.000%	12/6/13	2,000,000	2,005,323
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	2,000,000	2,004,653
Monmouth County, NJ, Improvement Authority Revenue, Capital Equipment Pooled Lease, County Guaranteed	5.000%	10/1/13	275,000	282,473

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	31

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.130%	10/1/22	$3,800,000	$3,800,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	325,000	328,003
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	750,000	753,335
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	7,475,000	7,497,131
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	2,575,000	2,587,548
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,616,000	1,631,880
Upper Saddle River, NJ, School District, GO, School Board Reserve Fund	3.000%	7/15/13	75,000	75,756
Total New Jersey				32,101,493
New York — 12.8%
Babylon, NY, GO, BAN	2.000%	9/1/13	8,000,000	8,068,293
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	2,700,000	2,710,767
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	4,000,000	4,009,946
Columbia County, NY, GO, BAN	1.000%	5/14/13	4,085,000	4,088,785
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	690,000	695,499
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,900,000	1,903,846
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.100%	11/1/22	600,000	600,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.090%	8/1/29	7,000,000	7,000,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.140%	8/1/29	33,175,000	33,175,000
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.080%	6/1/48	10,000,000	10,000,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.100%	7/1/25	5,840,000	5,840,000	(a)(b)
Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.100%	6/1/32	4,000,000	4,000,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.100%	7/1/38	3,775,000	3,775,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.100%	7/1/31	6,800,000	6,800,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.100%	7/1/28	6,700,000	6,700,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.100%	5/1/45	$10,400,000	$10,400,000	(a)(b)
New York, NY, GO:
LOC-Bank of New York Mellon	0.090%	10/1/39	2,000,000	2,000,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.100%	4/1/42	3,300,000	3,300,000	(a)(b)
LOC-Mizuho Corporate Bank	0.090%	10/1/40	15,300,000	15,300,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	650,000	651,041
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	5,085,000	5,103,721
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	3,200,000	3,206,931
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	1,180,000	1,183,524
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.090%	1/1/33	1,000,000	1,000,000	(a)(b)
SPA-JPMorgan Chase	0.100%	1/1/32	2,250,000	2,250,000	(a)(b)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.060%	4/1/26	400,000	400,000	(a)(b)
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	3,200,000	3,206,569
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.100%	11/1/24	2,740,000	2,740,000	(a)(b)
Total New York				150,108,922
North Carolina — 2.6%
Asheville, NC, Limited Obligation	3.000%	4/1/13	400,000	400,880
Charlotte, NC, Water & Sewer System Revenue, SPA-Depfa Bank PLC	0.090%	7/1/36	5,200,000	5,200,000	(a)(b)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.090%	3/1/25	4,900,000	4,900,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.120%	5/1/24	3,255,000	3,255,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.110%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.120%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.110%	12/1/36	1,235,000	1,235,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.120%	12/1/31	2,515,000	2,515,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	33

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
High Point University Project, LOC-Branch Banking & Trust	0.120%	5/1/30	$1,075,000	$1,075,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.120%	4/1/29	3,090,000	3,090,000	(a)(b)
North Carolina State, GO, Public Improvement	5.250%	3/1/13	300,000	300,000
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.100%	3/1/35	4,700,000	4,700,000	(a)(b)
Union County, NC, GO	4.000%	3/1/14	100,000	103,600
Total North Carolina				30,274,480
North Dakota — 0.4%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, SPA-FHLB	0.130%	7/1/37	4,975,000	4,975,000	(a)(b)(c)
Ohio — 0.7%
Columbus, OH, GO	5.000%	7/1/13	1,000,000	1,015,926
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	1,200,000	1,202,504
Montgomery County, OH, Revenue:
Miami Valley Hospital, JPMorgan Chase	0.100%	11/15/45	100,000	100,000	(a)(b)
Miami Valley Hospital, SPA-Barclays Bank PLC	0.100%	11/15/39	1,700,000	1,700,000	(a)(b)
Ohio State Higher Educational Facility Revenue:
Case Western Reserve University, LOC-U.S. Bank N.A.	0.100%	12/1/44	3,075,000	3,075,000	(a)(b)
Xavier University Project, LOC-U.S. Bank N.A.	0.110%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State, GO, Higher Education	5.000%	8/1/13	150,000	152,866
Total Ohio				8,591,296
Oklahoma — 0.1%
Oklahoma State Water Resource Board Revolving Fund Revenue, Master Trust	3.000%	4/1/13	625,000	626,457
Oregon — 1.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, LOC-U.S. Bank N.A.	0.110%	6/1/37	1,200,000	1,200,000	(a)(b)
Deschutes County, OR, Administrative School District No. 1, GO:
AGM, School Board Guaranty	5.000%	6/15/13	1,455,000	1,475,023
School Board Guaranty	2.000%	6/15/13	600,000	602,934	(d)
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.090%	11/1/34	3,095,000	3,095,000	(a)(b)
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.160%	7/1/36	200,000	200,000	(a)(b)(c)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/40	$3,100,000	$3,100,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/41	2,240,000	2,240,000	(a)(b)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	1,400,000	1,405,054
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.260%	9/1/27	4,460,000	4,460,000	(a)(b)(c)
Total Oregon				17,778,011
Pennsylvania — 5.8%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.110%	12/1/37	7,500,000	7,500,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.120%	5/1/31	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.130%	1/1/28	200,000	200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.120%	9/1/29	5,600,000	5,600,000	(a)(b)
Downingtown, PA, Area School District, GO	0.190%	5/1/13	800,000	800,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	715,000	717,780
Lehigh County, PA, General Purpose Authority Revenue, St. Lukes Hospital Bethlehem	5.250%	8/15/13	600,000	613,292	(e)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.120%	11/1/26	2,200,000	2,200,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	1,940,000	1,952,843	(d)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	1,470,000	1,470,000
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.110%	8/15/24	28,795,000	28,795,000	(a)(b)
Montgomery County, PA, IDA Revenue, Northwestern Human Services Inc., LOC-TD Bank N.A.	0.100%	6/1/33	2,730,000	2,730,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.110%	1/1/34	2,840,000	2,840,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.130%	4/1/35	2,000,000	2,000,000	(a)(b)(c)
SPA-JPMorgan Chase	0.160%	10/1/37	2,000,000	2,000,000	(a)(b)(c)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.090%	6/1/26	1,900,000	1,900,000	(a)(b)
Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.110%	3/1/27	1,000,000	1,000,000	(a)(b)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East Obligated Group, LOC-Bank of New York Mellon	0.100%	11/15/28	3,000,000	3,000,000	(a)(b)
Total Pennsylvania				68,318,915

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	35

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 1.6%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	$1,600,000	$1,602,958
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,900,000	1,904,109
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	4,790,000	4,793,730
BAN	0.750%	12/2/13	1,275,000	1,276,039
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	600,000	601,720
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.160%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.110%	9/1/25	1,500,000	1,500,000	(a)(b)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	750,000	750,000
Total South Carolina				19,358,556
Tennessee — 3.1%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/30	28,200,000	28,200,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/37	3,900,000	3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.120%	6/1/39	2,365,000	2,365,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	1,000,000	1,011,820
Shelby County, TN, GO, AMBAC	5.000%	4/1/13	150,000	150,607
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program	3.500%	5/1/13	740,000	744,017
Total Tennessee				36,371,444
Texas — 2.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.100%	12/1/24	235,000	235,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.110%	9/1/31	2,200,000	2,200,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.100%	12/1/41	3,100,000	3,100,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	645,000	658,874
Houston, TX, Higher Education Finance Corp. Revenue:
Rice University Project	0.110%	5/15/48	1,900,000	1,900,000	(a)(b)
William Marsh Rice University Project	0.000%	5/15/48	2,445,000	2,445,000	(a)(b)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.130%	8/1/38	$1,455,000	$1,455,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.160%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
San Antonio, TX, Water Revenue	3.000%	5/15/13	325,000	326,848
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.110%	4/1/30	920,000	920,000	(a)(b)
University of North Texas, TECP	0.180%	4/9/13	8,750,000	8,750,000
University of Texas, TX, Revenue, Financing System	0.070%	8/1/39	2,200,000	2,200,000	(a)(b)
Total Texas				28,140,722
Utah — 0.5%
Weber County, UT, Hospital Revenue, IHC Health Services Inc.\SPA-Westdeutsche Landesbank	0.100%	2/15/32	6,200,000	6,200,000	(a)(b)
Vermont — 0.8%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.150%	7/1/37	9,000,000	9,000,000	(a)(b)
Virginia — 3.7%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.090%	10/1/48	5,700,000	5,700,000	(a)(b)
Fairfax County, VA, GO	5.000%	6/1/13	650,000	657,732
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	325,000	329,249
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.120%	1/1/35	5,945,000	5,945,000	(a)(b)
Virginia Beach, VA, Development Authority Facility Revenue	5.000%	7/15/13	350,000	356,036
Virginia Beach, VA, GO, Public Improvement	5.000%	5/1/13	400,000	403,155
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.090%	7/1/37	6,345,000	6,345,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.110%	7/1/42	22,600,000	22,600,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	600,000	602,792
Virginia State Housing Development Authority, Commonwealth Mortgage Revenue	4.000%	10/1/13	500,000	510,885
Total Virginia				43,449,849
Washington — 1.0%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	325,000	330,132	(f)
King County, WA, GO, Multi Modal Ltd. Tax, SPA-State Street Bank & Trust Co.	0.090%	1/1/40	3,000,000	3,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	37

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.150%	11/1/23	$1,125,000	$1,125,000	(a)(b)(c)
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	785,000	785,000
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.110%	12/1/38	3,835,000	3,835,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.080%	8/15/41	3,000,000	3,000,000	(a)(b)
Total Washington				12,075,132
Wisconsin — 2.4%
Franklin, WI, Public School District Revenue, BAN	1.500%	9/1/13	4,300,000	4,309,023
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.110%	8/1/27	2,100,000	2,100,000	(a)(b)
Madison, WI, Area Technical College, GO, Promissory Notes	2.000%	3/1/13	700,000	700,000
Madison, WI, GO, Promissory Notes	4.000%	10/1/13	1,400,000	1,430,625
Madison, WI, Metropolitan School District, GO, Promissory Notes	3.000%	9/1/13	1,000,000	1,013,558
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	900,000	903,251
Northeast, WI, Technical College District, GO, Promissory Notes	2.000%	4/1/13	400,000	400,584
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	3,200,000	3,208,514
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	2,775,000	2,784,344
West Bend, WI, Joint School District No. 1, GO, BAN	1.250%	4/1/13	2,105,000	2,106,701	(e)
Winnebago County, WI, GO, Promissory Notes	2.000%	4/1/13	3,270,000	3,274,742
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.110%	8/15/36	4,900,000	4,900,000	(a)(b)
Hospital Sisters Services, LOC-Bank of Montreal	0.100%	8/1/40	300,000	300,000	(a)(b)
Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.130%	12/1/36	1,200,000	1,200,000	(a)(b)
Total Wisconsin				28,631,342
Wyoming — 0.2%
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.110%	1/1/14	1,800,000	1,800,000	(a)(b)
Total Investments — 99.4% (Cost — $1,168,927,293#)				1,168,927,293
Other Assets in Excess of Liabilities — 0.6%				7,506,514
Total Net Assets — 100.0%				$1,176,433,807

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Tax Free Reserves Portfolio

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	39

Tax Free Reserves Portfolio

SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note

Summary of Investments by Industry* (unaudited)
Health care	25.2%
Education	15.3
General obligation	14.7
Housing: multi-family	11.7
Industrial revenue	10.5
Public facilities	7.5
Transportation	2.9
Housing: single family	2.9
Water & sewer	2.7
Utilities	1.7
Finance	1.2
Miscellaneous	1.2
Solid waste/resource recovery	0.8
Power	0.7
Pollution control	0.7
Life care systems	0.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2013 and are subject to change.

Ratings table† (unaudited)
Standard & Poor’s/Moody’s/Fitch‡
A-1	55.0%
VMIG 1	28.7
P-1	3.5
MIG 1	2.6
SP-1	2.1
AAA/Aaa	1.6
F-1	1.4
AA/Aa	1.4
A	0.1
NR	3.6
100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investments, at value	$1,168,927,293
Cash	14,942
Receivable for securities sold	10,000,474
Interest receivable	955,248
Total Assets	1,179,897,957

Liabilities:
Payable for securities purchased	3,241,570
Investment management fee payable	99,616
Accrued expenses	122,964
Total Liabilities	3,464,150
Total Net Assets	$1,176,433,807

Represented by:
Paid-in Capital	$1,176,433,807

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	41

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Interest	$1,402,354

Expenses:
Investment management fee (Note 2)	1,027,031
Fund accounting fees	62,444
Legal fees	61,763
Audit and tax	20,848
Trustees’ fees	12,508
Custody fees	6,107
Miscellaneous expenses	21,457
Total Expenses	1,212,158
Less: Fee waivers and/or expense reimbursements (Note 2)	(215,484)
Net Expenses	996,674
Net Investment Income	405,680
Net Realized Gain From Investments	41,153
Increase in Net Assets From Operations	$446,833

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2013 (unaudited) and the Year Ended August 31, 2012	2013	2012

Operations:
Net investment income	$405,680	$2,442,297
Net realized gain (loss)	41,153	(10,779)
Increase in Net Assets From Operations	446,833	2,431,518

Capital Transactions:
Proceeds from contributions	727,515,077	2,185,906,052
Value of withdrawals	(1,112,089,238)	(3,442,697,328)
Decrease in Net Assets From Capital Transactions	(384,574,161)	(1,256,791,276)
Decrease in Net Assets	(384,127,328)	(1,254,359,758)

Net Assets:
Beginning of period	1,560,561,135	2,814,920,893
End of period	$1,176,433,807	$1,560,561,135

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	43

Financial highlights

For the years ended August 31, unless otherwise noted:
	2013[1]		2012	2011	2010	2009	2008

Net assets, end of period (millions)	$1,176		$1,561	$2,815	$2,653	$2,609	$2,710
Total return, based on NAV[2]	0.05%		0.11%	0.23%	0.17%	1.22%	2.54%

Ratios to average net assets:
Gross expenses	0.18%[3]		0.17%	0.16%	0.16%	0.16%	0.16%
Net expenses[4,5,6]	0.15	[3]	0.15	0.15	0.15	0.15	0.15
Net investment income	0.06	[3]	0.12	0.23	0.18	1.23	2.49

[1]	For the six months ended February 28, 2013 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Tax Free Reserves Portfolio 2013 Semi-Annual Report	45
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,168,927,293	—	$1,168,927,293

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

46	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2013, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

Tax Free Reserves Portfolio 2013 Semi-Annual Report	47

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $215,484.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

48	Tax Free Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Tax Free Reserves Portfolio	49

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no

50	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves as well as for a group of funds (the “Performance

Tax Free Reserves Portfolio	51

Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each of those Feeder Funds. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing those Feeder Funds’ performance against their benchmarks and peers. In addition, the Board considered these Feeder Funds’ performance in light of overall financial market conditions. In addition, the Board considered that Western Asset Premium Tax Free Reserves, which had not yet commenced operations, did not have any performance information to report.

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-year period ended June 30, 2012 was at the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2012 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods. The Board noted that it will continue to evaluate the Feeder Fund’s performance and any actions taken by the Manager and the Subadviser to continue to improve performance.

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2012 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual fees paid by Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves to the Manager (each, an “Actual Management Fee”) and Western

52	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was below the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

•

For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was below the median, and the actual total expense ratio was below the median.

In addition, the Board noted that the current limitation on each of Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2014.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from

Tax Free Reserves Portfolio	53

Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted that, on this basis, the Feeder Fund’s Contractual Management Fee was below the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses.

Taking all of the above into consideration, as well as the factors identified above, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fees, reflecting the potential for reducing the Contractual Management Fee as each of those Feeder Funds grows.

The Board considered whether the breakpoint fee structure for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in each of those Feeder Fund’s asset levels. The Board noted that although Western Asset Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee and Actual Management Fee were below the median of its expense group.

The Board noted that Western Asset Institutional Tax Free Reserves had reached the specified asset level at which one or more breakpoints to its Contractual Management

54	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fee would be triggered. In addition, with respect to Western Asset Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper classification/objective at all asset levels.

The Board noted that although Western Asset Premium Tax Free Reserves’ Contractual Management Fee does not have breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Contractual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Tax Free Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset

Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010867 4/13 SR13-1897

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Money Market Trust

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Money Market Trust

Date: April 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Money Market Trust

Date: April 25, 2013